UNITED STATES
		      SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment                       |_|;Amendment Number:_____
This Amendment (Check only one.):             |_| is a restatement.
                                              |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Expo Capital Management, LLC
Address: 11111 Santa Monica Blvd.
         Suite 1470
         Los Angeles, CA 90025

13F File Number: 28-12799

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Andrew Bzura
Title: Chief Operating Officer
Phone: 310-201-7911

Signature, Place, and Date of Signing:


/s/  Andrew Bzura                 	 Los Angeles, CA      February 15, 2011
-----------------------------------      ----------------   ------------------
     [Signature]                          [City, State]           [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                      FORM 13F
                                    SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   29

Form 13F Information Table Value Total:   $629,399 (thousands)

List of Other Included Managers:	  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Expo Capital Management, LLC
December 31, 2010

                                FORM 13F INFORMATION TABLE

                                TITLE OF                 VALUE   SHRS OR   SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                  CLASS          CUSIP     (x$1000)PRN AMT   PRN CALL  DISCRETION MANAGERS SOLE      SHARED NONE
------------------------------------------------------------------------------------------------------------------------------
ALLERGAN INC                    COM            018490102 $20,601   300,000 SH        Sole                  300,000
ALLSCRIPTS MISYS HEALTHCARE     COM            01988P108 $19,270 1,000,000 SH        Sole                1,000,000
AMERICAN MEDICAL SYSTEMS        COM            02744M108 $18,860 1,000,000 SH        Sole                1,000,000
BECKMAN COULTER INC             COM            075811109 $28,211   375,000 SH        Sole                  375,000
C R BARD INC                    COM            067383109 $20,648   225,000 SH        Sole                  225,000
CENTENE CORP DEL                COM            15135B101 $21,539   850,000 SH        Sole                  850,000
CEPHALON INC                    COM            156708109 $21,602   350,000 SH        Sole                  350,000
CEPHEID	                        COM            15670R107 $21,044   925,000 SH        Sole                  925,000
CERNER CORP                     COM            156782104 $20,369   215,000 SH        Sole                  215,000
CHARLES RIVER LABORATORIES      COM            159864107 $22,212   625,000 SH        Sole                  625,000
CVS CORP                        COM            126650100 $20,862   600,000 SH        Sole                  600,000
DENTSPLY INTERNATIONAL INC      COM            249030107 $20,502   600,000 SH        Sole                  600,000
GEN-PROBE INC                   COM            36866T103 $20,422   350,000 SH        Sole                  350,000
HOLOGIC INC                     COM            436440101 $21,172 1,125,000 SH        Sole                1,125,000
KINETIC CONCEPTS INC            COM            49460W208 $26,175   625,000 SH        Sole                  625,000
MEDICIS PHARMACEUTICAL CORP     COM            584690309 $20,092   750,000 SH        Sole                  750,000
MYLAN LABS INC                  COM            628530107 $26,413 1,250,000 SH        Sole                1,250,000
PERKINELMER INC                 COM            714046109 $20,656   800,000 SH        Sole                  800,000
PERRIGO                         COM            714290103 $20,583   325,000 SH        Sole                  325,000
PSS WORLD MEDICAL INC           COM            69366A100 $20,340   900,000 SH        Sole                  900,000
QIAGEN N.V                      COM            N72482107 $25,415 1,300,000 SH        Sole                1,300,000
QUEST DIAGNOSTICS INC           COM            74834L100 $26,985   500,000 SH        Sole                  500,000
SHIRE PHARMACEUTICALS GROUP     COM            82481R106 $21,714   300,000 SH        Sole                  300,000
SIRONA DENTAL SYSTEMS INC       COM            82966C103 $26,113   625,000 SH        Sole                  625,000
THORATEC LABORATORIES CORP      COM            885175307 $14,160   500,000 SH        Sole                  500,000
UNITED THERAPEUTICS CORP        COM            91307C102 $17,386   275,000 SH        Sole                  275,000
VCA ANTECH INC                  COM            918194101 $25,619 1,100,000 SH        Sole                1,100,000
WARNER CHILCOTT PLC             COM            G94368100 $20,304   900,000 SH        Sole                  900,000
ZIMMER HOLDINGS INC             COM            98956P102 $20,130   375,000 SH        Sole                  375,000